Quarterly Holdings Report
for
Fidelity® Small Cap Value Fund
October 31, 2024
SCV-NPRT1-1224
1.823236.120
Common Stocks - 99.6%
	Shares	Value ($)
BERMUDA - 1.3%
Financials - 1.3%
Banks - 1.3%
Bank of Nt Butterfield & Son Ltd/The (United States)	1,760,000	64,363,200
CANADA - 4.6%
Energy - 1.5%
Oil, Gas & Consumable Fuels - 1.5%
Parkland Corp	3,025,000	70,391,784
Financials - 0.3%
Financial Services - 0.3%
ECN Capital Corp (a)	10,243,751	16,259,338
Health Care - 0.2%
Biotechnology - 0.2%
Xenon Pharmaceuticals Inc (b)	192,000	7,893,120
Utilities - 2.6%
Gas Utilities - 2.6%
Brookfield Infrastructure Corp Class A (United States) (a)	3,095,750	127,173,410
TOTAL CANADA		221,717,652
JAPAN - 1.0%
Information Technology - 1.0%
Semiconductors & Semiconductor Equipment - 1.0%
Allegro MicroSystems Inc (a)(b)	2,230,000	46,473,200
NETHERLANDS - 0.1%
Health Care - 0.1%
Biotechnology - 0.1%
Merus NV (b)	118,301	5,906,769
UNITED KINGDOM - 0.9%
Energy - 0.9%
Energy Equipment & Services - 0.9%
TechnipFMC PLC	1,653,500	44,131,915
UNITED STATES - 91.7%
Communication Services - 1.4%
Media - 1.4%
Nexstar Media Group Inc	396,800	69,805,055
Consumer Discretionary - 5.3%
Household Durables - 0.3%
Installed Building Products Inc	56,604	12,277,408
Leisure Products - 0.9%
Brunswick Corp/DE	562,064	44,818,983
Specialty Retail - 4.1%
Academy Sports & Outdoors Inc	1,045,800	53,189,388
Lithia Motors Inc Class A	104,326	34,674,833
Murphy USA Inc	161,906	79,082,986
Upbound Group Inc	1,072,453	31,358,525
		198,305,732
TOTAL CONSUMER DISCRETIONARY		255,402,123

Consumer Staples - 3.0%
Beverages - 0.8%
MGP Ingredients Inc (a)	820,000	39,392,800
Consumer Staples Distribution & Retail - 1.4%
US Foods Holding Corp (b)	1,026,000	63,252,900
Food Products - 0.8%
TreeHouse Foods Inc (b)	1,126,400	40,978,432
TOTAL CONSUMER STAPLES		143,624,132

Energy - 6.8%
Energy Equipment & Services - 4.3%
Cactus Inc Class A	723,478	42,895,011
Kodiak Gas Services Inc	1,238,900	39,496,132
Liberty Energy Inc Class A	3,285,000	56,074,950
Select Water Solutions Inc Class A (a)	3,687,161	39,083,907
Tidewater Inc (b)	84,069	5,050,024
Weatherford International PLC	305,200	24,110,800
		206,710,824
Oil, Gas & Consumable Fuels - 2.5%
Antero Resources Corp (b)	2,245,299	58,108,338
Sitio Royalties Corp Class A	2,876,805	64,123,984
		122,232,322
TOTAL ENERGY		328,943,146

Financials - 24.8%
Banks - 15.2%
BOK Financial Corp	501,837	53,310,145
Cadence Bank	2,570,000	85,915,100
Cullen/Frost Bankers Inc	335,000	42,662,250
Eastern Bankshares Inc	8,851,577	144,546,252
First Foundation Inc	2,419,850	16,285,591
Independent Bank Group Inc	1,341,960	78,316,786
Pinnacle Financial Partners Inc (a)	804,000	84,781,800
Synovus Financial Corp	1,747,041	87,124,935
TriCo Bancshares	303,459	12,966,802
Webster Financial Corp	765,000	39,627,000
Wintrust Financial Corp	743,803	86,199,330
		731,735,991
Capital Markets - 2.5%
AllianceBernstein Holding LP	1,328,200	49,209,810
Lazard Inc Class A	1,319,300	69,909,707
		119,119,517
Consumer Finance - 2.3%
Encore Capital Group Inc (a)(b)	690,200	31,528,336
FirstCash Holdings Inc	757,300	78,357,831
		109,886,167
Financial Services - 0.6%
Federal Agricultural Mortgage Corp Class C	145,000	26,574,150
Insurance - 4.2%
Old Republic International Corp	2,975,100	103,920,243
Primerica Inc	359,124	99,409,114
		203,329,357
TOTAL FINANCIALS		1,190,645,182

Health Care - 9.6%
Biotechnology - 2.2%
AnaptysBio Inc (b)	75,000	1,622,249
Arcellx Inc (b)	95,000	8,005,650
Celldex Therapeutics Inc (b)	272,800	7,109,168
Cogent Biosciences Inc (b)	510,000	5,859,900
Crinetics Pharmaceuticals Inc (b)	148,000	8,282,080
Cytokinetics Inc (b)	550,853	28,093,503
Day One Biopharmaceuticals Inc (b)	395,000	5,814,400
Keros Therapeutics Inc (b)	130,000	7,545,200
Madrigal Pharmaceuticals Inc (a)(b)	25,300	6,561,302
Perspective Therapeutics Inc (b)	235,000	2,775,350
Spyre Therapeutics Inc (a)(b)	314,164	10,219,755
Vaxcyte Inc (b)	77,096	8,199,160
Viridian Therapeutics Inc (b)	355,889	7,676,526
		107,764,243
Health Care Providers & Services - 5.8%
AMN Healthcare Services Inc (a)(b)(c)	1,983,896	75,269,015
BrightSpring Health Services Inc (a)(b)	4,198,789	62,855,871
Owens & Minor Inc (a)(b)(c)	4,981,368	63,313,187
Pediatrix Medical Group Inc (b)	2,500,000	30,800,000
Pennant Group Inc/The (b)	1,430,212	45,723,878
		277,961,951
Health Care Technology - 1.3%
Evolent Health Inc Class A (a)(b)	2,649,086	61,856,158
Life Sciences Tools & Services - 0.2%
Maravai LifeSciences Holdings Inc Class A (b)	1,175,000	8,706,750
Pharmaceuticals - 0.1%
Enliven Therapeutics Inc (a)(b)	240,540	6,699,039
TOTAL HEALTH CARE		462,988,141

Industrials - 16.9%
Building Products - 0.8%
Hayward Holdings Inc (b)	2,281,004	37,089,125
Ground Transportation - 2.2%
ArcBest Corp	661,002	68,863,188
Knight-Swift Transportation Holdings Inc	760,000	39,580,800
		108,443,988
Machinery - 6.1%
Atmus Filtration Technologies Inc	640,000	24,921,600
Blue Bird Corp (b)(c)	1,631,500	68,702,465
Enpro Inc	379,972	55,327,723
Gates Industrial Corp PLC (b)	1,709,400	33,076,890
REV Group Inc (c)	2,681,684	71,064,627
Terex Corp	759,951	39,297,066
		292,390,371
Professional Services - 4.4%
Genpact Ltd	1,767,957	67,482,919
KBR Inc	1,319,038	88,388,736
Science Applications International Corp	388,939	56,120,008
		211,991,663
Trading Companies & Distributors - 3.4%
Beacon Roofing Supply Inc (b)	1,476,964	135,984,075
DXP Enterprises Inc/TX (b)	538,872	26,447,838
		162,431,913
TOTAL INDUSTRIALS		812,347,060

Information Technology - 9.3%
Communications Equipment - 4.0%
Ciena Corp (b)	1,210,061	76,850,974
Lumentum Holdings Inc (b)	1,838,246	117,408,772
		194,259,746
Electronic Equipment, Instruments & Components - 4.5%
Insight Enterprises Inc (b)	718,003	125,593,085
TD SYNNEX Corp	201,100	23,196,885
Vontier Corp	1,770,000	65,631,600
		214,421,570
Semiconductors & Semiconductor Equipment - 0.8%
Diodes Inc (b)	695,300	40,661,144
TOTAL INFORMATION TECHNOLOGY		449,342,460

Materials - 4.7%
Chemicals - 0.4%
Ecovyst Inc (a)(b)	3,086,369	20,555,218
Construction Materials - 1.7%
Eagle Materials Inc	290,000	82,783,400
Containers & Packaging - 2.6%
Graphic Packaging Holding CO	4,450,000	125,757,000
TOTAL MATERIALS		229,095,618

Real Estate - 9.9%
Health Care REITs - 2.0%
CareTrust REIT Inc	2,970,000	97,029,900
Real Estate Management & Development - 2.4%
Compass Inc Class A (b)	8,671,296	55,062,730
Cushman & Wakefield PLC (a)(b)	2,160,731	29,277,905
Landbridge Co LLC Class A (a)	554,683	31,117,716
		115,458,351
Retail REITs - 4.5%
Acadia Realty Trust	2,980,000	72,980,200
Agree Realty Corp (a)	524,163	38,919,103
Curbline Properties Corp	3,117,500	70,549,025
Macerich Co/The	1,543,402	28,861,617
SITE Centers Corp	92,825	1,480,559
		212,790,504
Specialized REITs - 1.0%
National Storage Affiliates Trust	1,180,000	49,737,000
TOTAL REAL ESTATE		475,015,755

TOTAL UNITED STATES		4,417,208,672
TOTAL COMMON STOCKS (Cost $4,220,872,889)		4,799,801,408

Money Market Funds - 5.6%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (d)	4.87	37,814,980	37,822,543
Fidelity Securities Lending Cash Central Fund (d)(e)	4.87	234,491,178	234,514,627
TOTAL MONEY MARKET FUNDS (Cost $272,337,170)			272,337,170

TOTAL INVESTMENT IN SECURITIES - 105.2% (Cost $4,493,210,059)	5,072,138,578
NET OTHER ASSETS (LIABILITIES) - (5.2)%	(248,950,257)
NET ASSETS - 100.0%	4,823,188,321

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing
(c)	Affiliated company
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund	74,491,302	424,733,500	461,402,259	587,960	-	-	37,822,543	0.1%
Fidelity Securities Lending Cash Central Fund	321,942,029	389,030,630	476,458,032	291,081	-	-	234,514,627	1.0%
Total	396,433,331	813,764,130	937,860,291	879,041	-	-	272,337,170

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are presented in the table below. Certain corporate actions, such as mergers, are excluded from the amounts in this table if applicable. A dash in the Value end of period ($) column means either the issuer is no longer held at period end, or the issuer is held at period end but is no longer an affiliate.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
AMN Healthcare Services Inc	97,147,693	28,492,483	3,025,738	-	(1,430,702)	(45,914,721)	75,269,015
Blue Bird Corp	32,705,300	45,736,974	-	-	-	(9,739,809)	68,702,465
Owens & Minor Inc	81,344,368	402,559	-	-	-	(18,433,740)	63,313,187
REV Group Inc	85,366,148	11,459,209	19,820,203	134,084	1,714,612	(7,655,139)	71,064,627
Total	296,563,509	86,091,225	22,845,941	134,084	283,910	(81,743,409)	278,349,294

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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